Investment Contract Liabilities - Summary of Contractual Obligations and Commitments Relating to Investment Contracts (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 5,095
Less than 1 year [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	289
1 to 3 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	484
3 to 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	476
Over 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 3,846